Other financial assets, current	12 Months Ended
Mar. 31, 2020
Other financial assets, current
Other financial assets, current

27.   Other financial assets, current

	March 31,
	2019	2020
Interest accrued on term deposits	2,404	5,702
Interest accrued on advances to related parties (refer to note 42)	1,642	—
Security deposits	71,406	48,746
Others (includes Government Grant)	156,835	219,478
Total	232,287	273,926

In the statement of cash flows, interest reinvested in term deposits INR 16,720 (March 31, 2019: 22,242) has been adjusted against interest received under investing activities.

The movement in the Government Grant during the year was as follows:

	March 31,
	2019	2020
At 1 April	32,120	156,835
Recorded in statement of profit or loss	233,180	86,810
Received during the year	(108,465)	(24,925)
Effect of movement in exchange rate	—	123
At 31 March	156,835	218,843

There are no unfulfilled conditions or contingencies attached to these grants.